CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total	Noncontrolling Interest [Member]
Beginning balance, value at Mar. 31, 2021	$ 17,145	$ 1,563,472	$ (242,269)	$ 162,145	$ 1,500,493
Balance at beginnig, Shares at Mar. 31, 2021	17,145,000
Issuance of shares through private placement	$ 130	233,870			234,000
Issuance of shares through private placement, shares	130,000
Grant of stock options		318,137			318,137
Exercise of stock options	$ 272	(272)
Exercise of stock options , shares	272,118
Net loss			(1,125,565)		(1,125,565)
Foreign currency translation adjustment				14,335	14,335
Ending balance, value at Mar. 31, 2022	$ 17,547	2,115,207	(1,367,834)	176,480	941,400
Balance at ending, Shares at Mar. 31, 2022	17,547,118
Non-controlling interest contribution						71,494
Issuance of shares through private placement	$ 133	533,368			533,501
Issuance of shares through private placement, shares	132,500
Grant of stock options		54,506			54,506
Arising from disposal of a subsidiary			434,573		434,573
Net loss			(2,230,988)		(2,230,988)	(54,869)
Foreign currency translation adjustment				(79,562)	(79,562)
Ending balance, value at Mar. 31, 2023	$ 17,680	$ 2,703,801	$ (3,164,249)	$ 96,918	$ (346,570)	$ 16,625
Balance at ending, Shares at Mar. 31, 2023	17,679,618